Other operating income	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Other operating income	Other operating income
Other operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Research tax credit ("CIR")	4,493	6,651	3,061
Subsidies	81	4,140	—
Depositary service fees	—	1,634	1,509
Other	47	23	—
Total operating income	4,621	12,449	4,570
Operating income is composed as follows:
Research tax credit (“CIR”)
The Group carries out research and development projects. As such, it has benefited from a research tax credit for the years ended
December 31, 2023, 2024 and 2025 for an amount of €4,493 thousand, €5,668 thousand and €3,197 thousand, respectively (see Note
4.9).
During the year ended December 31, 2024, the Group also received an additional tax credit payment related to the 2021 tax year for an amount of €984 thousand after a claim from the Group following a clarification of "public subsidy" definition.
The lower amount of CIR recognized in 2025 is mainly due to (i) the maximum amount of eligible outsourced research and development expenses being capped, (ii) a decrease in internal research and development costs, (iii) the reimbursement of the
CARENA and RNP-VIR conditional advances, deducted from the 2024 CIR calculation and (iv) a change in the CIR regulation related to eligible expenses.
Subsidies
Subsidies primarily relate to the Bpifrance RNP-VIR and CARENA conditional advances, the repayments of which were partly waived by Bpifrance in June 2024, for €1,872 thousand and €2,251 thousand respectively (see Notes 3.3 and 15.7).
Depositary services fees
For the years ended December 31, 2024 and 2025, this line item includes issuance, cancellation and depositary service fees collected from ADS holders by Citibank, who is acting as the Group's exclusive depositary for its publicly listed ADSs. As part of the depositary agreement between Citibank and the Group, the latter is entitled to receive a portion of the aforementioned fees collected by Citibank. The amounts recognized for the years ended December 31, 2024 and 2025 reflect the large amounts of ADS transactions following, respectively, (i) the Group's Initial Public Offering on the Nasdaq Global Market in October 2023 and (ii) the
announcement of Phase 3 results and the Group's Offering in July 2025.